Debt (Details 1)	Dec. 31, 2017 USD ($)
2018	$ 39,282,538
2019	38,856,620
2020	38,856,620
2021	41,159,894
2022	189,430,411
2023	65,080,784
Total long-term debt	$ 412,666,867